Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—91.8%
Alabama—1.5%
Alabama Highway Finance Corp.
Sales Tax Revenue 5.000%, 8/1/30	$650	$888
Sales Tax Revenue 5.000%, 8/1/32	1,000	1,346
Sales Tax Revenue 5.000%, 8/1/33	500	669
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	1,500	1,823
		4,726

Arizona—2.0%
Salt River Project Agricultural Improvement & Power District Revenue
5.000%, 1/1/30	1,750	2,395
5.000%, 12/1/32	3,020	3,627
		6,022

California—9.7%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	116
5.000%, 6/1/25	200	240
5.000%, 6/1/27	100	126
5.000%, 6/1/28	100	128
California, State of, General Obligation 5.000%, 4/1/37	4,000	4,583
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,449
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue 4.000%, 6/1/35	3,000	3,646
Sales Tax Revenue 4.000%, 6/1/36	2,000	2,415
San Diego County Water Authority
5.000%, 5/1/26	2,250	2,769
5.000%, 5/1/28	1,700	2,203
5.000%, 5/1/29	2,000	2,651
5.000%, 5/1/30	4,000	5,408
5.000%, 5/1/31	1,000	1,379
Southern California Public Power Authority Revenue 5.000%, 4/1/24	1,500	1,733
		29,846

Colorado—1.2%
E-470 Public Highway Authority
5.000%, 9/1/26	550	686
5.000%, 9/1/34	1,000	1,325
5.000%, 9/1/40	1,500	1,708
		3,719

Connecticut—0.9%
State of Connecticut Special Tax Revenue
5.000%, 5/1/25	825	993
5.000%, 5/1/26	1,000	1,238
	Par Value	Value

Connecticut—continued
4.000%, 5/1/39	$500	$577
		2,808

District of Columbia—1.2%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,548
Florida—1.8%
City of Tampa, Water & Wastewater System Revenue
4.000%, 10/1/38	550	681
4.000%, 10/1/44	1,500	1,820
Greater Orlando Aviation Authority Revenue 5.000%, 10/1/25	2,500	2,988
		5,489

Georgia—2.2%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,134
Forsyth County School District General Obligation 5.000%, 2/1/30	3,970	5,461
		6,595

Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	66
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	176
		242

Illinois—3.9%
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/26	2,000	2,386
Senior Lien 5.000%, 1/1/29	1,595	2,049
Senior Lien 5.000%, 1/1/30	1,500	1,952
Senior Lien 4.000%, 1/1/35	1,000	1,143
Du Page County, 3.000%, 5/15/47	1,000	1,004
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	3,305
		11,839

Maryland—11.1%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	3,267
Maryland, State of,
General Obligation 5.000%, 3/15/31	3,500	4,519
General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,442
Montgomery County, General Obligation (Pre-Refunded 11/1/24 @ 100) 5.000%, 11/1/27	3,000	3,581
See Notes to Schedule of Investments

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Maryland—continued
Prince George’s County,
General Obligation 5.000%, 7/15/30	$4,000	$5,248
General Obligation 5.000%, 7/15/31	5,515	7,206
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,829
		34,092

Michigan—2.1%
Michigan, State of,
General Obligation 5.000%, 5/15/31	2,000	2,724
General Obligation 5.000%, 5/15/32	1,500	2,028
General Obligation 4.000%, 5/15/37	1,500	1,840
		6,592

Minnesota—3.4%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,610
Minnesota, State of, General Obligation 5.000%, 8/1/29	4,000	4,863
		10,473

New York—8.0%
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,243
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	6,400	6,783
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,572
New York City Water & Sewer System Revenue 5.000%, 6/15/29	2,050	2,650
New York State Dormitory Authority,
5.000%, 2/15/30	1,015	1,359
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,886
Sales Tax Revenue (Pre-Refunded 3/15/23 @ 100) 5.000%, 3/15/29	4,500	5,034
		24,527

North Carolina—0.9%
County of Mecklenburg, General Obligation 5.000%, 3/1/28	2,000	2,639
North Dakota—1.2%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,551
Ohio—3.1%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,526
	Par Value	Value

Oregon—1.1%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	$1,000	$1,263
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	908
5.000%, 7/1/30	1,000	1,191
		3,362

Pennsylvania—1.3%
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,900
5.000%, 7/1/23	2,000	2,221
		4,121

Tennessee—1.9%
Tennessee, State of,
General Obligation 5.000%, 8/1/28	1,595	1,947
General Obligation 5.000%, 9/1/30	3,005	3,868
		5,815

Texas—14.0%
Austin, City of, General Obligation 5.000%, 9/1/28	1,150	1,524
Brazosport Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,400	1,785
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,410
Clifton Higher Education Finance Corp.
(PSF-GTD Insured) 4.000%, 4/1/36	745	884
(PSF-GTD Insured) 3.000%, 4/1/45	1,500	1,595
(PSF-GTD Insured) 3.000%, 4/1/50	1,500	1,586
Dallas, City of, Fort Worth International Airport Revenue,
5.000%, 11/1/26	1,000	1,247
4.000%, 11/1/45	1,000	1,151
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,440
Fort Worth, City of, General Obligation 5.000%, 3/1/26	1,510	1,868
Kilgore Independent School District
General Obligation (PSF-GTD Insured) 4.000%, 2/15/33	1,000	1,233
General Obligation (PSF-GTD Insured) 4.000%, 2/15/37	1,000	1,200
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue 4.500%, 6/1/30	1,040	1,342
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	649
Northwest Independent School District,
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,115

See Notes to Schedule of Investments

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Texas—continued
General Obligation (PSF-GTD Insured) (Pre-Refunded 2/15/25 @ 100) 5.000%, 2/15/28	$5,785	$6,962
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,239
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,123
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,983
Trinity River Authority Central Regional Wastewater System Revenue 5.000%, 8/1/25	1,250	1,522
		42,858

Virginia—4.1%
County of Fairfax, General Obligation (State AID Withholding Insured) 5.000%, 10/1/28	1,000	1,337
County of Henrico, General Obligation (State AID Withholding Insured) 5.000%, 8/1/26	3,165	4,014
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,864
Virginia Public Building Authority Revenue 5.000%, 8/1/28	1,000	1,323
		12,538

Washington—12.0%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,962
5.000%, 7/1/34	8,000	9,480
University of Washington
5.000%, 4/1/27	700	884
5.000%, 4/1/28	2,000	2,590
5.000%, 4/1/29	1,750	2,319
5.000%, 4/1/30	1,000	1,354
5.000%, 4/1/31	750	1,008
5.000%, 4/1/32	500	667
Washington, State of,
General Obligation 5.000%, 6/1/29	1,250	1,659
General Obligation 5.000%, 8/1/29	2,045	2,617
General Obligation 5.000%, 2/1/30	5,000	6,185
General Obligation 5.000%, 6/1/33	500	660
General Obligation 5.000%, 6/1/36	1,000	1,304
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	3,880	4,037
		36,726

	Par Value	Value

Wisconsin—3.1%
Public Finance Authority
5.000%, 6/1/27	$300	$374
5.000%, 6/1/28	500	634
5.000%, 6/1/29	700	901
5.000%, 6/1/30	1,000	1,301
Wisconsin, State of,
General Obligation 5.000%, 5/1/26	1,000	1,228
General Obligation 5.000%, 5/1/27	2,000	2,525
General Obligation 5.000%, 5/1/29	1,000	1,318
General Obligation 5.000%, 5/1/30	1,000	1,344
		9,625

Total Municipal Bonds (Identified Cost $270,403)		281,279

Total Long-Term Investments—91.8% (Identified Cost $270,403)		281,279

	Shares
Short-Term Investment—14.8%
Money Market Mutual Fund—14.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	45,316,752	45,317
Total Short-Term Investment (Identified Cost $45,317)		45,317

TOTAL INVESTMENTS—106.6% (Identified Cost $315,720)		$326,596
Other assets and liabilities, net—(6.6)%		(20,099)
NET ASSETS—100.0%		$306,497

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At September 30, 2020, 11.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$281,279	$—	$281,279
Money Market Mutual Fund	45,317	45,317	—
Total Investments	$326,596	$45,317	$281,279
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.